First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments
July 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 64.0%
	Construction & Engineering – 0.1%
11,000	Quanta Services, Inc.	$439,670
	Electric Utilities – 16.7%
71,100	Alliant Energy Corp.	3,828,735
10,000	American Electric Power Co., Inc.	868,800
42,800	Duke Energy Corp.	3,626,872
46,500	Emera, Inc. (CAD)	1,935,403
77,400	Enel S.p.A., ADR	701,631
51,200	Eversource Energy (b)	4,611,584
279,800	Exelon Corp. (b)	10,803,078
153,550	FirstEnergy Corp.	4,452,950
125,100	Fortis, Inc. (CAD)	5,094,781
13,000	Iberdrola S.A., ADR	663,650
12,000	IDACORP, Inc.	1,119,000
3,400	NextEra Energy, Inc.	954,380
16,200	Orsted A/S, ADR	767,353
289,200	PPL Corp. (b)	7,698,504
97,900	Southern (The) Co. (b)	5,346,319
7,000	Xcel Energy, Inc. (b)	483,280
		52,956,320
	Gas Utilities – 4.7%
592,200	AltaGas Ltd. (CAD)	7,418,803
21,000	Atmos Energy Corp.	2,225,790
5,000	Chesapeake Utilities Corp.	422,450
138,000	New Jersey Resources Corp.	4,286,280
5,000	ONE Gas, Inc.	378,500
		14,731,823
	Independent Power & Renewable Electricity Producers – 0.2%
43,900	EDP Renovaveis S.A. (EUR)	717,765
	Multi-Utilities – 15.4%
18,000	Canadian Utilities Ltd., Class A (CAD)	461,742
7,000	CMS Energy Corp. (b)	449,260
95,000	Dominion Energy, Inc.	7,697,850
64,500	DTE Energy Co.	7,458,135
334,400	Public Service Enterprise Group, Inc. (b)	18,706,336
108,700	Sempra Energy (b)	13,528,802
5,000	WEC Energy Group, Inc. (b)	476,300
		48,778,425
	Oil, Gas & Consumable Fuels – 26.6%
399,873	Enbridge, Inc. (b)	12,795,936
369,695	Equitrans Midstream Corp.	3,567,557
185,996	Keyera Corp. (CAD)	2,827,189
1,071,643	Kinder Morgan, Inc.	15,110,166
65,047	ONEOK, Inc.	1,815,462
661,763	TC Energy Corp. (b)	30,176,393
934,247	Williams (The) Cos., Inc. (b)	17,872,145
		84,164,848
	Water Utilities – 0.3%
7,500	American Water Works Co., Inc.	1,104,525
	Total Common Stocks	202,893,376
	(Cost $211,106,444)

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 50.6%
	Chemicals – 2.9%
475,120	Westlake Chemical Partners, L.P.	$9,084,294
	Gas Utilities – 0.5%
126,400	Suburban Propane Partners, L.P.	1,676,064
	Independent Power & Renewable Electricity Producers – 2.1%
109,689	NextEra Energy Partners, L.P. (c)	6,822,656
	Oil, Gas & Consumable Fuels – 45.1%
601,993	BP Midstream Partners, L.P.	6,561,724
115,600	Cheniere Energy Partners, L.P.	3,916,528
196,409	Energy Transfer, L.P.	1,286,479
1,849,841	Enterprise Products Partners, L.P.	32,557,202
837,280	Holly Energy Partners, L.P.	11,311,653
778,395	Magellan Midstream Partners, L.P.	31,517,213
336,700	Phillips 66 Partners, L.P.	9,360,260
425,500	Plains All American Pipeline, L.P.	3,250,820
942,332	Shell Midstream Partners, L.P.	11,138,364
1,040,816	TC PipeLines, L.P.	31,911,419
		142,811,662
	Total Master Limited Partnerships	160,394,676
	(Cost $164,535,941)
	Total Investments – 114.6%	363,288,052
	(Cost $375,642,385) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.4)%
(70)	CMS Energy Corp.	$(449,260)	$65.00	Sep 2020	(8,050)
(2,000)	Enbridge, Inc.	(6,400,000)	32.50	Aug 2020	(90,000)
(512)	Eversource Energy	(4,611,584)	90.00	Aug 2020	(84,480)
(2,000)	Exelon Corp.	(7,722,000)	40.00	Aug 2020	(60,000)
(798)	Exelon Corp.	(3,081,078)	41.00	Oct 2020	(59,850)
(802)	PPL Corp.	(2,134,924)	27.00	Sep 2020	(48,120)
(2,090)	PPL Corp.	(5,563,580)	28.00	Sep 2020	(73,150)
(2,700)	Public Service Enterprise Group, Inc.	(15,103,800)	55.00	Sep 2020	(688,500)
(769)	Sempra Energy	(9,570,974)	135.00	Oct 2020	(142,265)
(380)	Southern (The) Co.	(2,075,180)	57.50	Aug 2020	(5,320)
(599)	Southern (The) Co.	(3,271,139)	58.00	Aug 2020	(6,589)
(2,060)	TC Energy Corp.	(9,393,600)	50.00	Sep 2020	(51,500)
(50)	WEC Energy Group, Inc.	(476,300)	95.00	Aug 2020	(9,750)
(285)	Williams (The) Cos., Inc.	(545,205)	21.00	Aug 2020	(3,135)
(3,000)	Williams (The) Cos., Inc.	(5,739,000)	23.00	Aug 2020	(9,000)
(552)	Williams (The) Cos., Inc.	(1,055,976)	21.00	Sep 2020	(13,800)
(2,000)	Williams (The) Cos., Inc.	(3,826,000)	22.00	Sep 2020	(26,000)
(70)	Xcel Energy, Inc.	(483,280)	70.00	Aug 2020	(7,000)
	Total Call Options Written				(1,386,509)
	(Premiums received $1,416,974)

Outstanding Loan – (22.8)%	(72,300,000)
Net Other Assets and Liabilities – 8.6%	27,287,377
Net Assets – 100.0%	$316,888,920

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Interest Rate Swap Agreements:
Counterparty	Floating Rate (1)	Expiration Date	Notional Amount	Fixed Rate (1)	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia	1 month LIBOR	09/03/24	$47,000,000	2.367%	$(4,375,520)
Bank of Nova Scotia	1 month LIBOR	10/08/23	10,250,000	2.734%	(891,688)
			$57,250,000		$(5,267,208)

(1)	The Fund pays the fixed rate and receives the floating rate, however, no cash payments are made by either party prior to the expiration dates shown above. The floating rate on July 31, 2020 was 1.663% and 1.659%, respectively.

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for federal income tax purposes was $313,955,237. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $75,124,605 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,445,507. The net unrealized appreciation was $42,679,098. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 202,893,376	$ 202,893,376	$ —	$ —
Master Limited Partnerships*	160,394,676	160,394,676	—	—
Total Investments	$ 363,288,052	$ 363,288,052	$—	$—
LIABILITIES TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,386,509)	$ (1,377,509)	$ (9,000)	$ —
Interest Rate Swap Agreements	(5,267,208)	—	(5,267,208)	—
Total	$ (6,653,717)	$ (1,377,509)	$ (5,276,208)	$—

*	See Portfolio of Investments for industry breakout.